Fair values of financial assets and financial liabilities (Tables)	6 Months Ended
Mar. 31, 2024
Fair values of financial assets and financial liabilities
Summary of the attribution of financial instruments measured at fair value to the fair value hierarchy

The following tables summarise the attribution of financial instruments measured at fair value to the fair value hierarchy.

$m	Level 1	Level 2	Level 3	Total
As at 31 March 2024
Financial assets measured at fair value on a recurring basis
Trading securities and financial assets measured at FVIS	5,069	28,866	8	33,943
Derivative financial instruments	24	15,748	23	15,795
Investment securities	5,030	83,897	460	89,387
Loans	-	-	14	14
Total financial assets measured at fair value on a recurring basis	10,123	128,511	505	139,139
Financial liabilities measured at fair value on a recurring basis
Deposits and other borrowings	-	51,273	-	51,273
Other financial liabilities	2,040	18,236	-	20,276
Derivative financial instruments	11	18,312	94	18,417
Debt issues	-	3,406	-	3,406
Total financial liabilities measured at fair value on a recurring basis	2,051	91,227	94	93,372
As at 30 September 2023
Financial assets measured at fair value on a recurring basis
Trading securities and financial assets measured at FVIS	4,468	26,012	27	30,507
Derivative financial instruments	27	21,290	26	21,343
Investment securities	5,620	67,833	441	73,894
Loans	-	4	15	19
Total financial assets measured at fair value on a recurring basis	10,115	115,139	509	125,763
Financial liabilities measured at fair value on a recurring basis
Deposits and other borrowings	-	47,220	-	47,220
Other financial liabilities	1,714	10,255	-	11,969
Derivative financial instruments	28	24,604	15	24,647
Debt issues	-	3,222	-	3,222
Total financial liabilities measured at fair value on a recurring basis	1,742	85,301	15	87,058
As at 31 March 2023
Financial assets measured at fair value on a recurring basis
Trading securities and financial assets measured at FVIS	10,885	19,578	11	30,474
Derivative financial instruments	17	20,317	12	20,346
Investment securities	2,905	69,150	414	72,469
Loans	-	106	24	130
Total financial assets measured at fair value on a recurring basis	13,807	109,151	461	123,419
Financial liabilities measured at fair value on a recurring basis
Deposits and other borrowings	-	48,769	-	48,769
Other financial liabilities	1,361	10,088	-	11,449
Derivative financial instruments	12	20,725	54	20,791
Debt issues	-	5,655	-	5,655
Total financial liabilities measured at fair value on a recurring basis	1,373	85,237	54	86,664

Summary of changes in financial instruments measured at fair value on a recurring basis derived from non-market observable valuation techniques (Level 3)

The following table summarises the changes in financial instruments measured at fair value derived from non-market observable valuation techniques (Level 3).

	Half Year March 2024
	Trading
	securities and
	financial
	assets	Investment	Derivative and	Total Level 3	Derivative	Total Level 3
$m	measured at FVIS	Securities	other assets	assets	liabilities	liabilities
Balance as at beginning of period	27	441	41	509	15	15
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statement	(1)	-	(56)	(57)	46	46
Other comprehensive income	-	11	-	11	-	-
Acquisitions and issues	7	13	134	154	206	206
Disposals and settlements	(7)	(6)	(82)	(95)	(173)	(173)
Transfer into or out of non-market observables	(18)	-	-	(18)	-	-
Foreign currency translation impacts	-	1	-	1	-	-
Balance as at end of period	8	460	37	505	94	94
Unrealised gains/(losses) recognised in the income statement for financial instrument held as at end of period	-	-	21	21	(86)	(86)

Schedule of estimated fair value and fair value hierarchy of financial instruments not measured at fair value

The following table summarises the estimated fair value of financial instruments not measured at fair value for the Group.

	As at 31 March 2024		As at 30 Sept 2023		As at 31 March 2023
$m	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets not measured at fair value
Cash and balances with central banks	95,907	95,907	102,522	102,522	117,886	117,886
Collateral paid	4,671	4,671	4,535	4,535	4,093	4,093
Investment securities	1,200	1,200	1,432	1,432	1,083	1,083
Loans	784,825	782,246	773,235	768,890	749,801	744,302
Other financial assets	11,266	11,266	6,219	6,219	7,343	7,343
Total financial assets not measured at fair value	897,869	895,290	887,943	883,598	880,206	874,707
Financial liabilities not measured at fair value
Collateral received	2,534	2,534	3,525	3,525	3,577	3,577
Deposits and other borrowings	650,953	651,550	640,948	641,330	627,583	627,823
Other financial liabilities	34,116	34,116	32,901	32,901	48,653	48,653
Debt issues[a]	156,375	156,705	153,351	153,129	143,297	142,666
Loan capital[a]	37,280	38,544	33,176	33,512	31,025	30,688
Total financial liabilities not measured at fair value	881,258	883,449	863,901	864,397	854,135	853,407

a.	The estimated fair values of debt issues and loan capital include the impact of changes in Westpac’s credit spreads since origination.